Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Computer software [member]
Statement [LineItems]
Schedule of Changes in Intangible Assets

Computer software consists of the following:

	2018	2017
Cost:
Balance at January 1,	6,710	6,331
Additions:
Internally developed	674	694
Purchased	37	54
Acquisitions	25	18
Removed from service	(141)	(426)
Disposals of businesses	(3,096)	-
Translation and other, net	(26)	39
Balance at December 31,	4,183	6,710
Accumulated amortization:
Balance at January 1,	(5,252)	(4,937)
Current year amortization - continuing operations	(400)	(357)
Current year amortization - discontinued operations(1)	(30)	(342)
Removed from service	141	426
Disposals of businesses	2,246	-
Translation and other, net	20	(42)
Balance at December 31,	(3,275)	(5,252)

Carrying amount at December 31:	908	1,458

(1) Represents amortization expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.

Other identifiable intangible assets [member]
Statement [LineItems]
Schedule of Changes in Intangible Assets

	Indefinite Useful Life	Finite Useful Life
	Trade Names	Trade Names	Customer Relationships(1)	Databases and Content	Other	Total
Cost:
December 31, 2016	2,646	254	6,128	776	1,563	11,367
Acquisitions	-	5	40	7	-	52
Removed from service	-	(15)	-	(1)	(21)	(37)
Translation and other, net	-	3	185	15	42	245
December 31, 2017	2,646	247	6,353	797	1,584	11,627
Acquisitions	-	3	60	32	1	96
Removed from service	-	(5)	(16)	(3)	(13)	(37)
Disposals of businesses	-	(88)	(4,698)	(147)	(801)	(5,734)
Translation and other, net	-	(4)	(104)	(10)	(30)	(148)
December 31, 2018	2,646	153	1,595	669	741	5,804

Accumulated amortization:
December 31, 2016	-	(237)	(3,647)	(574)	(1,254)	(5,712)
Current year amortization - continuing operations	-	(6)	(70)	(35)	(24)	(135)
Current year amortization - discontinued operations(2)	-	(5)	(297)	(8)	(23)	(333)
Removed from service	-	15	-	1	21	37
Translation and other, net	-	(3)	(109)	(11)	(46)	(169)
December 31, 2017	-	(236)	(4,123)	(627)	(1,326)	(6,312)
Current year amortization - continuing operations	-	(2)	(61)	(21)	(25)	(109)
Current year amortization - discontinued operations(2)	-	-	(26)	(1)	(2)	(29)
Removed from service	-	5	16	3	13	37
Disposals of businesses	-	83	2,998	122	619	3,822
Translation and other, net	-	4	74	10	23	111
December 31, 2018	-	(146)	(1,122)	(514)	(698)	(2,480)
Carrying amount:
December 31, 2017	2,646	11	2,230	170	258	5,315
December 31, 2018	2,646	7	473	155	43	3,324

(1) The balance at December 31, 2017 includes an asset with a carrying amount of $1,462 million that was disposed of in 2018 with the sale of a 55% interest in the Financial & Risk business.

(2) Represents amortization expense through January 2018 when the Financial & Risk business was classified as a discontinued operation.